Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 195,361		$ (58,164)		$ (89,624)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	345,077	[1]	342,820	[1]	363,261	[1]
Provision for real estate impairment losses	8,349	[1]	915	[1]	65	[1]
Equity in losses of unconsolidated real estate partnerships	4,408		17,721		23,112
Gain on dispositions of interests in unconsolidated real estate and other	(21,886)		(2,398)		(10,631)
Income tax benefit	(929)		(6,541)		(16,839)
Stock-based compensation expense	4,871		5,381		7,331
Amortization of deferred loan costs and other	5,615		7,148		8,398
Discontinued operations:
Depreciation and amortization	21,674		52,513		73,572
Gain on disposition of real estate	(234,533)		(108,209)		(94,945)
Other adjustments to income from discontinued operations	25,242		25,321		20,247
Changes in operating assets and operating liabilities:
Accounts receivable	8,968		388		25,561
Other assets	21,748		7,927		17,798
Accounts payable, accrued liabilities and other	(67,138)		(26,003)		(69,806)
Total adjustments	121,466		316,983		347,124
Net cash provided by operating activities	316,827		258,819		257,500
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of real estate and investments in unconsolidated real estate partnerships	(89,716)		(64,976)		0
Capital expenditures	(270,210)		(200,372)		(178,929)
Proceeds from dispositions of real estate	484,904		326,853		218,571
Purchases of interests in unconsolidated real estate and corporate assets	(7,818)		(15,123)		(9,399)
Purchase of investment in debt securities	0		(51,534)		0
Proceeds from sales of and distributions from unconsolidated real estate partnerships	31,192		17,095		19,707
Net increase in cash from consolidation and deconsolidation of entities	0		0		13,128
Other investing activities	(36,685)		28,551		23,297
Net cash used in investing activities	111,667		40,494		86,375
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from non-recourse property debt	243,253		927,093		449,384
Principal repayments on non-recourse property debt	(447,792)		(1,083,690)		(493,128)
Payments on term loans	0		0		(90,000)
Proceeds from issuance of Preferred Stock	9,818		19,990		96,110
Proceeds from issuance of Common Stock	594,379		71,942		14,046
Redemptions and repurchases of Preferred Stock	(600,938)		(36,367)		(108,000)
Proceeds from Common Stock option exercises	48,907		1,806		1,806
Payment of dividends to holders of preferred stock or units	(37,019)		(49,756)		(53,435)
Payment of dividends to holders of Common Stock	(104,006)		(57,583)		(46,729)
Payment of distributions to noncontrolling interests	(57,849)		(58,413)		(54,557)
Purchases of noncontrolling interests in consolidated real estate partnerships	(71,145)		(20,909)		(17,238)
Other financing activities	(12,755)		(33,685)		(12,069)
Net cash used in financing activities	(435,147)		(319,572)		(313,810)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(6,653)		(20,259)		30,065
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	91,066		111,325		81,260
CASH AND CASH EQUIVALENTS AT END OF PERIOD	84,413		91,066		111,325
Supplemental Cash Flow Information [Abstract]
Interest Paid	294,423		336,565		311,432
Cash paid for income taxes	1,056		1,233		1,899
Non-cash transactions associated with the acquisition or disposition of real estate:
Secured debt assumed in connection with our acquisition of real estate	38,779		0		0
Secured debt assumed by buyer in connection with our disposition of real estate	208,134		127,494		157,629
Issuance of notes receivable in connection with the disposition of real estate	0		0		4,544
Non-cash transactions associated with consolidation and deconsolidation of real estate partnerships:
Real estate, net	0		0		80,629
Investments in and notes receivable primarily from affiliated entities	0		0		41,903
Restricted cash and other assets	0		0		3,290
Non-recourse debt	0		0		61,211
Noncontrolling interests in consolidated real estate partnerships	0		0		57,099
Accounts payable, accrued and other liabilities	0		0		20,640
Other non-cash transactions:
Issuance of common OP Units for acquisition of noncontrolling interests in consolidated real estate partnerships	4,553		168		6,854
AIMCO PROPERTIES, L.P
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	195,361		(56,865)		(88,765)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	345,077		342,820		363,261
Provision for real estate impairment losses	8,349		915		65
Equity in losses of unconsolidated real estate partnerships	4,408		17,721		23,112
Gain on dispositions of interests in unconsolidated real estate and other	(21,886)		(2,398)		(10,631)
Income tax benefit	(929)		(6,541)		(16,839)
Stock-based compensation expense	4,871		5,381		7,331
Amortization of deferred loan costs and other	5,615		7,148		8,398
Discontinued operations:
Depreciation and amortization	21,674		52,513		73,572
Gain on disposition of real estate	(234,533)		(108,209)		(94,945)
Other adjustments to income from discontinued operations	25,242		25,321		20,247
Changes in operating assets and operating liabilities:
Accounts receivable	8,968		388		25,561
Other assets	21,748		6,628		16,939
Accounts payable, accrued liabilities and other	(67,138)		(26,003)		(69,806)
Total adjustments	121,466		315,684		346,265
Net cash provided by operating activities	316,827		258,819		257,500
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of real estate and investments in unconsolidated real estate partnerships	(89,716)		(64,976)		0
Capital expenditures	(270,210)		(200,372)		(178,929)
Proceeds from dispositions of real estate	484,904		326,853		218,571
Purchases of interests in unconsolidated real estate and corporate assets	(7,818)		(15,123)		(9,399)
Purchase of investment in debt securities	0		(51,534)		0
Proceeds from sales of and distributions from unconsolidated real estate partnerships	31,192		17,095		19,707
Net increase in cash from consolidation and deconsolidation of entities	0		0		13,128
Dividends received from Aimco	0		269		224
Repayment of notes receivable from Aimco	0		18,529		0
Other investing activities	(36,685)		28,551		23,297
Net cash used in investing activities	111,667		59,292		86,599
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from non-recourse property debt	243,253		927,093		449,384
Principal repayments on non-recourse property debt	(447,792)		(1,083,690)		(493,128)
Payments on term loans	0		0		(90,000)
Proceeds from issuance of Preferred Stock	9,818		19,990		96,110
Proceeds from issuance of Common Stock	594,379		71,942		14,046
Redemptions and repurchases of Preferred Stock	(600,938)		(36,367)		(108,000)
Proceeds from Common Stock option exercises	48,907		1,806		1,806
Payment of dividends to holders of preferred stock or units	(43,515)		(56,439)		(60,165)
Payment of distributions to General Partner and Special Limited Partner	(104,006)		(76,381)		(46,953)
Payment of distributions to Limited Partners	(4,375)		(3,786)		(2,428)
Payment of distributions to High Performance Units	(1,778)		(1,478)		(936)
Payment of distributions to noncontrolling interests	(45,200)		(46,466)		(44,463)
Purchases of noncontrolling interests in consolidated real estate partnerships	(71,145)		(20,909)		(17,238)
Other financing activities	(12,755)		(33,685)		(12,069)
Net cash used in financing activities	(435,147)		(338,370)		(314,034)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(6,653)		(20,259)		30,065
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	91,066		111,325		81,260
CASH AND CASH EQUIVALENTS AT END OF PERIOD	84,413		91,066		111,325
Supplemental Cash Flow Information [Abstract]
Interest Paid	294,423		336,565		311,432
Cash paid for income taxes	1,056		1,233		1,899
Non-cash transactions associated with the acquisition or disposition of real estate:
Secured debt assumed in connection with our acquisition of real estate	38,779		0		0
Secured debt assumed by buyer in connection with our disposition of real estate	208,134		127,494		157,629
Issuance of notes receivable in connection with the disposition of real estate	0		0		4,544
Non-cash transactions associated with consolidation and deconsolidation of real estate partnerships:
Real estate, net	0		0		80,629
Investments in and notes receivable primarily from affiliated entities	0		0		41,903
Restricted cash and other assets	0		0		3,290
Non-recourse debt	0		0		61,211
Noncontrolling interests in consolidated real estate partnerships	0		0		57,099
Accounts payable, accrued and other liabilities	0		0		20,640
Other non-cash transactions:
Issuance of common OP Units for acquisition of noncontrolling interests in consolidated real estate partnerships	$ 4,553		$ 168		$ 6,854

[1]	Proportionate property net operating income, our key measurement of segment profit or loss, excludes property management revenues (which are included in rental and other property revenues), property management expenses and casualty gains and losses (which are included in property operating expenses), depreciation and amortization and provision for real estate impairment losses. Accordingly, we do not allocate these amounts to our segments.